Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 208,655	$ 240,622	$ 238,808
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	(19,705)	8,169	(8,471)
Unrealized gains (losses) on derivative instruments, net of tax	3,805	(22,224)	6,741
Pension and other post-retirement benefit plans, net of tax	7,970	(662)	(56)
Unrealized losses on available-for-sale marketable securities, net of tax	(11)	(6)	(11)
Other Comprehensive Income (Loss), Net of Tax	(7,941)	(14,723)	(1,797)
Total comprehensive income	200,714	225,899	237,011
Less: comprehensive income attributable to non-controlling interest	(1,268)	(2,261)	(673)
Comprehensive income attributable to Elbit Systems Ltd.’s shareholders	$ 199,446	$ 223,638	$ 236,338